CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2015	Dec. 31, 2014
ASSETS
Cash and due from banks	$ 23,634,536	$ 30,332,502
Interest-bearing deposits with banks	17,303,381	13,899,287
Federal funds sold	321,000	386,000
Total cash and cash equivalents	41,258,917	44,617,789
Held-to-maturity securities (fair value of $8,547,832 in 2015 and $9,993,816 in 2014)	7,092,120	8,192,741
Available-for-sale securities	239,732,426	254,746,446
Other securities	8,134,850	7,234,350
Total securities	254,959,396	270,173,537
Loans held for sale	3,973,765	2,103,351
Loans, net of allowance for loan losses of $6,747,103 in 2015 and $6,095,001 in 2014	765,768,073	698,436,345
Interest receivable	3,953,338	3,659,006
Premises and equipment	33,623,011	34,809,843
Cash surrender value of life insurance	14,871,742	14,463,207
Goodwill	13,776,040	12,276,040
Other real estate owned	3,082,694	4,654,604
Other assets	9,863,743	8,573,997
Total assets	1,145,130,719	1,093,767,719
Deposits:
Noninterest-bearing	189,444,815	201,362,468
Interest-bearing	727,250,297	691,413,018
Total deposits	916,695,112	892,775,486
Interest payable	245,732	315,844
Borrowed funds	110,321,245	89,450,067
Subordinated debentures	10,310,000	10,310,000
Other liabilities	4,122,540	4,700,738
Total liabilities	1,041,694,629	997,552,135
Stockholders' Equity:
Preferred stock, no par value, $1,000 per share liquidation, 10,000,000 shares authorized; 17,123 shares issued and outstanding in 2015 and 2014, respectively	17,123,000	17,123,000
Common stock, par value $1 per share: 20,000,000 shares authorized; 5,403,159 shares issued and outstanding in 2015; 10,000,0000 shares authorized; 5,342,670 shares issued and outstanding in 2014.	5,403,159	5,342,670
Additional paid-in capital	44,650,274	44,420,149
Retained earnings	35,624,715	27,975,049
Accumulated other comprehensive income	1,098,587	1,818,361
Treasury stock, at cost	(463,645)	(463,645)
Total stockholders’ equity	103,436,090	96,215,584
Total liabilities and stockholders’ equity	$ 1,145,130,719	$ 1,093,767,719